Intangible assets and goodwill (Tables)	12 Months Ended
Jun. 30, 2021
Intangible assets and goodwill
Schedule of components of intangible assets and goodwill

	As of June 30,
(in € thousands)	2020	2021
Intangible assets with finite life
Software and license	489	1,134
Intangible assets with indefinite life
Trademark	15,585	15,585
Goodwill	138,892	138,892
	154,966	155,611

Intangible assets with finite useful lives
Intangible assets and goodwill
Schedule of reconciliation of changes in intangible assets and goodwill

	Year ended June 30,
(in € thousands)	2020	2021
Cost
Beginning of fiscal year	3,146	3,366
Additions	220	1,038
End of fiscal year	3,366	4,404

Accumulated depreciation and impairment
Beginning of fiscal year	2,415	2,877
Amortization charge of the year	462	393
End of fiscal year	2,877	3,270
Carrying amount at end of year	489	1,134

Trademarks
Intangible assets and goodwill
Schedule of assumptions used for impairment testing indefinite-lived intangible assets

	Fiscal Year
(in € thousands)	2020	2021
Discount rate	7.1%	11.7%
Royalty rate	2.0%	2.0%
Terminal revenue growth rate	2.0%	2.0%

Goodwill
Intangible assets and goodwill
Schedule of assumptions used for impairment testing indefinite-lived intangible assets

	Fiscal Year
(in € thousands)	2020	2021
Online
Terminal growth rate	2.0%	2.0%
Pre-Tax Discount rate	9.2%	15.5%
Retail store
Terminal growth rate	2.0%	2.0%
Pre-Tax Discount rate	8.7%	10.8%